Document And Entity Information	Dec. 18, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 18, 2019
Entity Registrant Name	PAYCHEX, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-11330
Entity Tax Identification Number	16-1124166
Entity Address, Address Line One	911 PANORAMA TRAIL SOUTH
Entity Address, City or Town	ROCHESTER
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14625-2396
City Area Code	585
Local Phone Number	385-6666
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PAYX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000723531
Amendment Flag	false